SCHEDULE OF OTHER INTANGIBLE ASSETS AND ACCUMULATED AMORTIZATION (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Lease intangibles, gross	$ 1,400,602	$ 3,467,798	$ 3,776,654
Accumulated amortization	(1,398,035)	(3,463,694)	(3,756,877)
Lease intangibles, net	2,567	4,104	19,777
Leases, Acquired-in-Place [Member]
Intangible Asset, Finite-Lived [Line Items]
Lease intangibles, gross	932,175	2,377,414	2,515,264
Accumulated amortization	(931,029)	(2,375,580)	(2,504,799)
Lease intangibles, net	1,146	1,834	10,465
Leasing Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Lease intangibles, gross	468,427	1,090,384	1,261,390
Accumulated amortization	(467,006)	(1,088,114)	(1,252,078)
Lease intangibles, net	$ 1,421	2,270	9,312
Above Market Lease [Member]
Intangible Asset, Finite-Lived [Line Items]
Lease intangibles, gross
Accumulated amortization
Lease intangibles, net